Quarterly Report
January 31, 2021
MFS®  Global Equity Fund
LGE-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 3.3%
Honeywell International, Inc.	376,272	$73,512,261
MTU Aero Engines Holding AG	73,296	17,078,085
Rolls-Royce Holdings PLC (a)	13,257,562	16,555,589
		$107,145,935
Airlines – 0.9%
Aena S.A. (a)	193,659	$29,707,524
Alcoholic Beverages – 6.0%
Carlsberg Group	116,252	$17,041,193
Diageo PLC	1,851,525	74,812,208
Heineken N.V.	519,676	54,133,753
Pernod Ricard S.A.	259,246	48,984,463
		$194,971,617
Apparel Manufacturers – 4.3%
Burberry Group PLC (a)	784,233	$18,465,572
Compagnie Financiere Richemont S.A.	415,753	38,683,815
LVMH Moet Hennessy Louis Vuitton SE	137,130	82,798,191
		$139,947,578
Automotive – 0.5%
Aptiv PLC	129,807	$17,342,215
Broadcasting – 3.1%
Omnicom Group, Inc.	160,325	$10,001,074
Walt Disney Co. (a)	406,044	68,284,419
WPP Group PLC	2,077,955	21,691,710
		$99,977,203
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	749,923	$38,651,032
Deutsche Boerse AG	102,340	16,496,181
		$55,147,213
Business Services – 8.6%
Accenture PLC, “A”	317,978	$76,925,238
Adecco S.A.	230,769	14,466,619
Brenntag AG	212,664	16,707,996
Cognizant Technology Solutions Corp., “A”	437,548	34,106,867
Compass Group PLC (a)	1,188,654	21,343,252
Equifax, Inc.	188,571	33,397,810
Fidelity National Information Services, Inc.	331,087	40,876,001
PayPal Holdings, Inc. (a)	178,833	41,902,360
		$279,726,143
Cable TV – 4.0%
Comcast Corp., “A”	2,215,715	$109,832,992
Liberty Broadband Corp. (a)	145,454	21,243,557
		$131,076,549
Chemicals – 2.6%
3M Co.	275,860	$48,457,567
PPG Industries, Inc.	267,025	35,970,938
		$84,428,505

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.6%
Check Point Software Technologies Ltd. (a)	304,506	$38,897,596
Oracle Corp.	742,367	44,861,238
		$83,758,834
Computer Software - Systems – 1.7%
Cisco Systems, Inc.	355,523	$15,849,216
Samsung Electronics Co. Ltd.	530,499	38,716,828
		$54,566,044
Construction – 0.5%
Otis Worldwide Corp.	243,497	$15,742,081
Consumer Products – 4.4%
Colgate-Palmolive Co.	406,610	$31,715,580
Essity AB	1,919,781	61,240,160
Reckitt Benckiser Group PLC	591,892	50,264,592
		$143,220,332
Electrical Equipment – 4.8%
Amphenol Corp., “A”	154,217	$19,258,619
Legrand S.A.	413,880	38,121,843
Schneider Electric SE	675,737	99,183,916
		$156,564,378
Electronics – 1.1%
Hoya Corp.	152,300	$19,476,428
Microchip Technology, Inc.	127,334	17,331,431
		$36,807,859
Food & Beverages – 4.4%
Danone S.A.	942,835	$62,816,517
Nestle S.A.	722,838	80,977,087
		$143,793,604
Gaming & Lodging – 1.0%
Marriott International, Inc., “A”	157,264	$18,291,376
Whitbread PLC (a)	398,942	15,154,205
		$33,445,581
Insurance – 1.5%
Aon PLC	170,968	$34,723,601
Willis Towers Watson PLC	69,144	14,032,083
		$48,755,684
Internet – 1.0%
eBay, Inc.	572,938	$32,376,727
Machinery & Tools – 1.7%
Carrier Global Corp.	208,332	$8,020,782
Kubota Corp.	2,178,000	47,998,295
		$56,019,077
Major Banks – 4.4%
Bank of New York Mellon Corp.	786,371	$31,321,157
Erste Group Bank AG	287,395	8,764,717
Goldman Sachs Group, Inc.	191,991	52,062,199
State Street Corp.	340,910	23,863,700

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
UBS Group AG	1,946,588	$28,136,200
		$144,147,973
Medical Equipment – 15.1%
Abbott Laboratories	441,066	$54,511,347
Boston Scientific Corp. (a)	639,241	22,654,701
Cooper Cos., Inc.	91,895	33,453,456
EssilorLuxottica	79,077	11,214,471
Medtronic PLC	862,532	96,025,687
Olympus Corp.	1,002,900	18,165,137
Sonova Holding AG (a)	33,650	8,137,199
Stryker Corp.	250,100	55,274,601
Thermo Fisher Scientific, Inc.	226,595	115,495,471
Waters Corp. (a)	131,042	34,682,886
Zimmer Biomet Holdings, Inc.	274,798	42,228,209
		$491,843,165
Other Banks & Diversified Financials – 4.6%
American Express Co.	294,501	$34,238,686
Grupo Financiero Banorte S.A. de C.V. (a)	1,270,262	6,293,991
Julius Baer Group Ltd.	241,358	14,631,863
Visa, Inc., “A”	481,284	93,008,133
		$148,172,673
Pharmaceuticals – 4.8%
Bayer AG	674,117	$40,834,198
Merck KGaA	246,141	41,131,598
Roche Holding AG	210,417	72,556,364
		$154,522,160
Railroad & Shipping – 4.7%
Canadian National Railway Co.	600,974	$60,800,540
Kansas City Southern Co.	317,409	64,329,282
Union Pacific Corp.	143,956	28,426,991
		$153,556,813
Real Estate – 0.4%
Deutsche Wohnen SE	234,791	$11,647,964
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	391,236	$39,668,439
L'Air Liquide S.A.	198,166	32,383,120
Linde PLC	228,708	56,142,578
Linde PLC	60,380	14,817,252
		$143,011,389
Specialty Stores – 0.3%
Hermes International	8,732	$8,918,777
Trucking – 1.0%
United Parcel Service, Inc., “B”	207,465	$32,157,075
Total Common Stocks		$3,232,498,672
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	846,954	$275,741

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.09% (v)	16,277,455	$16,277,455

Other Assets, Less Liabilities – 0.1%		2,224,413
Net Assets – 100.0%		$3,251,276,281
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,277,455 and $3,232,774,413, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,731,257,898	$56,142,578	$—	$1,787,400,476
France	186,290,222	198,131,076	—	384,421,298
Switzerland	176,887,801	80,977,087	—	257,864,888
United Kingdom	164,885,624	53,401,504	—	218,287,128
Germany	127,399,841	16,496,181	—	143,896,022
Netherlands	—	93,802,192	—	93,802,192
Japan	19,476,428	66,163,432	—	85,639,860
Sweden	—	61,240,160	—	61,240,160
Canada	60,800,540	—	—	60,800,540
Other Countries	45,191,587	94,230,262	—	139,421,849
Mutual Funds	16,277,455	—	—	16,277,455
Total	$2,528,467,396	$720,584,472	$—	$3,249,051,868
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$17,796,799	$71,147,748	$72,667,092	$—	$—	$16,277,455
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,452	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2021, are as follows:
United States	55.5%
France	11.8%
Switzerland	7.9%
United Kingdom	6.7%
Germany	4.4%
Netherlands	2.9%
Japan	2.6%
Sweden	1.9%
Canada	1.9%
Other Countries	4.4%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.